Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance, at January 1,	$ 1,316,768
Acquired other intangible assets		$ 219,575
Net translation differences	14,209
Balance, at December 31,	$ 1,550,552